Schedule of cash flow information related to leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Right-of-use Assets And Operating Lease Liabilities
Operating cash flows from operating leases	$ 195,515	$ 93,480	$ 115,185